Income taxes (Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current income tax expense:
Current income tax expense	¥ 491,283	¥ 746,538	¥ 742,367
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	192,147	(86,594)	(237,961)
Provision for income taxes	683,430	659,944	504,406
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	483,087	599,521	565,998
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	45,739	(110,608)	45,097
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	8,196	147,017	176,369
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ 146,408	¥ 24,014	¥ (283,058)